SCHEDULE OF INTANGIBLE ASSET AMORTIZATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense, presented in SG&A	$ 7,917		$ 25,000		$ 16,667	$ 16,667